[AETOS CAPITAL, LLC LETTERHEAD]

VIA EDGAR

June 4, 2008

Securities and Exchange Commission

101 F Street, NE

Washington, D.C. 20549

Re:	Aetos Capital Distressed Investment Strategies Fund, LLC

File Number: 333-151224 & 811-21059

Ladies and Gentlemen:

On behalf of Aetos Capital Distressed Investment Strategies Fund, LLC (the “Registrant”) and pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Securities Act”), I hereby certify that (i) the prospectus and statement of additional information contained in the Registrant’s Registration Statement on Form N-2, filed on May 28, 2008 (the “Registration Statement”), that would have been filed pursuant to Rule 497(c) under the Securities Act would not have differed from that contained in the Registration Statement , and (ii) the text of the Registration Statement was filed electronically with the Securities and Exchange Commission on May 28, 2008, accession number 0001193125-08-123727.

If you have any questions or comments regarding this filing, please call Jeremy Senderowicz at (212) 878-3412.

Very truly yours,

Aetos Capital Distressed Investment Strategies Fund, LLC

By: /s/ Reid Conway
Reid Conway
Assistant Secretary

NYA893473.1